Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Lease, Cost [Abstract]
Cash payments and expenses related to operating leases	$ (465)	$ (416)
Operating lease right-of-use assets and liabilities, net	(807)	$ 167
Operating lease right-of-use assets	1,279		$ 1,782
Current maturities of operating leases	658		551
Long-term operating lease liabilities	$ 1,428		$ 1,457
Weighted average remaining lease term (in years)	3 years 11 months 1 day
Weighted average discount rate	9.50%